Nature of Business and Significant Accounting Policies - Schedule of Deferred Revenues (Details) - USD ($)	Dec. 31, 2016	Dec. 31, 2015	Nov. 01, 2012
Accounting Policies [Abstract]
Deferred revenues on television pilot episodes		$ 135,000	$ 95,000